Deferred income (Tables)	12 Months Ended
Dec. 31, 2024
Deferred income
Schedule of deferred income

	December 31, 2024	December 31, 2023
Expected income recognition in year one after the balance sheet date	—	234,978
Expected income recognition in year two after the balance sheet date	—	89,232
Total deferred income	—	324,210